General information and significant accounting policies (Details Textual)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation	26
Average Age Of Vessels	6 years
Equity Method Investment, Ownership Percentage	50.00%	100.00%
Ardmore's Knowledge [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	10.00%